Related party transactions (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of Transactions with Related Parties
Further disclosures related to related party transactions are as follows:

	Joint operations		Joint ventures		Associates
	2020	2019	2020	2019	2020	2019
	US$M	US$M	US$M	US$M	US$M	US$M
Sales of goods/services	–	–	–	–	–	–
Purchases of goods/services	–	–	–	–	967.276	1,141.230
Interest income	1.306	1.532	–	–	2.370	0.826
Interest expense	–	–	–	–	–	0.011
Dividends received	–	–	–	–	126.187	509.577
Net loans made to/(repayments from) related parties	4.851	12.539	–	–	12.273	14.547

Summary of Outstanding Balances with Related Parties
Disclosures in respect of amounts owing to/from joint operations represent the amount that does not eliminate on consolidation.

	Joint operations		Joint ventures		Associates
	2020	2019	2020	2019	2020	2019
	US$M	US$M	US$M	US$M	US$M	US$M
Trade amounts owing to related parties	–	–	–	–	69.490	169.773
Loan amounts owing to related parties	33.812	40.513	–	–	5.097	10.097
Trade amounts owing from related parties	–	–	–	–	0.473	3.828
Loan amounts owing from related parties	13.625	15.474	–	–	40.759	33.486